Equity	12 Months Ended
Oct. 31, 2023
Disclosure of classes of share capital [abstract]
Equity
NOTE 20:  EQUITY
COMMON SHARES
The Bank is authorized by its shareholders to issue an unlimited number of common shares, without par value, for unlimited consideration. The common shares are not redeemable or convertible. Dividends are typically declared by the Board of Directors of the Bank on a quarterly basis and the amount may vary from quarter to quarter.
PREFERRED SHARES AND OTHER EQUITY INSTRUMENTS
Preferred Shares
The Bank is authorized by its shareholders to issue, in one or more series, an unlimited number of Class A First Preferred Shares, without nominal or par value.
Non-cumulative
preferential dividends are payable either quarterly or semi-annually in accordance with applicable terms, as and when declared by the Board of Directors of the Bank. All preferred shares issued by the Bank currently include NVCC provisions, necessary for the preferred shares to qualify as regulatory capital under OSFI’s CAR guideline. NVCC provisions require the conversion of the impacted instruments into a variable number of common shares upon the occurrence of a Trigger Event. A Trigger Event is currently defined in the CAR Guideline as an event where OSFI determines that the Bank is, or is about to become, non-viable
and that after conversion of all
non-common
capital instruments and consideration of any other relevant factors or circumstances, the viability of the Bank is expected to be restored, or where the Bank has accepted or agreed to accept a capital injection or equivalent support from a federal or provincial government of Canada without which the Bank would have been determined by OSFI to be non-viable.
Limited Recourse Capital Notes
The Bank has issued Limited Recourse Capital Notes (the “LRCNs”) with recourse limited to assets held in a trust consolidated by the Bank (the “Limited Recourse Trust”). The Limited Recourse Trust’s assets consist of Class A First Preferred Shares of the Bank, each series which is issued concurrently with the LRCNs (the “LRCN Preferred Shares”). The LRCN Preferred Shares are eliminated on the Bank’s consolidated financial statements.
In the event of
(i) non-payment
of interest following any interest payment date,
(ii) non-payment
of the redemption price in case of a redemption of the LRCNs,
(iii) non-payment
of principal plus accrued and unpaid interest at the maturity of the LRCNs, (iv) an event of default on the LRCNs, or (v) a Trigger Event, the recourse of each LRCN holder will be limited to that holder’s pro rata share of the Limited Recourse Trust’s assets.
The LRCNs, by virtue of the recourse to the LRCN Preferred Shares, include standard NVCC provisions necessary for them to qualify as Additional Tier 1 Capital under OSFI’s CAR guideline. NVCC provisions require the conversion of the instrument into a variable number of common shares upon the occurrence of a Trigger Event. In such an event, each LRCN Preferred Share will automatically and immediately be converted into a variable number of common shares which will be delivered to LRCN holders in satisfaction of the principal amount of, and accrued and unpaid interest on, the LRCNs. The number of common shares issued will be determined based on the conversion formula set out in the terms of the respective series of LRCN Preferred Shares.
The LRCNs are compound instruments with both equity and liability features.
Non-payment
of interest and principal in cash does not constitute an event of default and will trigger the delivery of the LRCN Preferred Shares. The liability component has a nominal value and, therefore, the proceeds received upon issuance have been presented as equity, and any interest payments are accounted for as distributions on other equity instruments.

The following table summarizes the changes to the shares and other equity instruments issued and outstanding and treasury instruments held as at and for the years ended October 31, 2023 and October 31, 2022.

Shares and Other Equity Instruments Issued and Outstanding and Treasury Instruments Held
(millions of shares or other equity instruments and millions of Canadian dollars)	October 31, 2023		October 31, 2022
	Number of shares	Amount	Number of shares	Amount
Common Shares
Balance as at beginning of year	1,821.7	$24,363	1,823.9	$23,066
Proceeds from shares issued on exercise of stock options	1.2	83	1.8	120
Shares issued as a result of dividend reinvestment plan	20.5	1,720	17.0	1,442

Purchase of shares for cancellation and other	(52.0)	(732)	(21.0)	(265)
Balance as at end of year – common shares	1,791.4	$25,434	1,821.7	$24,363
Preferred Shares and Other Equity Instruments
Preferred Shares – Class A
Series 1	20.0	$500	20.0	$500
Series 3	20.0	500	20.0	500
Series 5	20.0	500	20.0	500
Series 7	14.0	350	14.0	350
Series 9	8.0	200	8.0	200
Series 16	14.0	350	14.0	350
Series 18	14.0	350	14.0	350
Series 20 1	–	–	16.0	400
Series 22	14.0	350	14.0	350
Series 24	18.0	450	18.0	450
Series 27	0.8	850	0.8	850

Series 28	0.8	800	0.8	800

	143.6	$5,200	159.6	$5,600
Other Equity Instruments 2
Limited Recourse Capital Notes – Series 1	1.8	$1,750	1.8	$1,750
Limited Recourse Capital Notes – Series 2	1.5	1,500	1.5	1,500

Limited Recourse Capital Notes – Series 3 3	1.7	2,403	1.7	2,403

	5.0	5,653	5.0	5,653
Balance as at end of year – preferred shares and other equity instruments	148.6	$10,853	164.6	$11,253
Treasury – common shares 4
Balance as at beginning of year	1.0	$(91)	1.9	$(152)
Purchase of shares	94.9	(7,959)	116.6	(10,852)

Sale of shares	(95.2)	7,986	(117.5)	10,913
Balance as at end of year – treasury – common shares	0.7	$(64)	1.0	$(91)
Treasury – preferred shares and other equity instruments 4
Balance as at beginning of year	0.1	$(7)	0.1	$(10)
Purchase of shares and other equity instruments	3.7	(590)	3.0	(255)

Sale of shares and other equity instruments	(3.7)	532	(3.0)	258
Balance as at end of year – treasury – preferred shares and other equity instruments	0.1	$(65)	0.1	$(7)

1
On October 31, 2023, the Bank redeemed all of its 16 million outstanding
Non-Cumulative
5-Year
Rate Reset Class A First Preferred Shares NVCC, Series 20 (“Series 20 Preferred Shares”), at a redemption price of $25.00 per Series 20 Preferred Share, for a total redemption cost of $400 million.

2	For LRCNs, the number of shares represents the number of notes issued.
3
For LRCNs – Series 3, the amount represents the Canadian dollar equivalent of the U
.
S
.
dollar notional amount. Refer to “Preferred Shares and Other Equity Instruments – Significant Terms and Conditions” table for further details.

4	When the Bank purchases its own equity instruments as part of its trading business, they are classified as treasury instruments and the cost of these instruments is recorded as a reduction in equity.

Preferred Shares and Other Equity Instruments – Significant Terms and Conditions
(millions of Canadian dollars)
	Issue date	Annual yield (%) 1	Dividend frequency 1	Reset spread (%) 1	Next redemption/ conversion date 1,2	Convertible into 1,2
NVCC Rate Reset Preferred Shares
Series 1	June 4, 2014	3.662	Quarterly	2.24	October 31, 2024	Series 2
Series 3	July 31, 2014	3.681	Quarterly	2.27	July 31, 2024	Series 4
Series 5	December 16, 2014	3.876	Quarterly	2.25	January 31, 2025	Series 6
Series 7	March 10, 2015	3.201	Quarterly	2.79	July 31, 2025	Series 8
Series 9	April 24, 2015	3.242	Quarterly	2.87	October 31, 2025	Series 10
Series 16	July 14, 2017	6.301	Quarterly	3.01	October 31, 2027	Series 17
Series 18 3	March 14, 2018	5.747	Quarterly	2.70	April 30, 2028	Series 19
Series 22	January 28, 2019	5.20	Quarterly	3.27	April 30, 2024	Series 23
Series 24	June 4, 2019	5.10	Quarterly	3.56	July 31, 2024	Series 25
Series 27	April 4, 2022	5.75	Semi-annual	3.317	October 31, 2027	–
Series 28	July 25, 2022	7.232	Semi-annual	4.20	October 31, 2027	–

	Issue date	Annual yield (%)	Coupon frequency	Reset spread (%)	Next redemption date	Recourse to Preferred Shares 4
Other Equity Instruments
NVCC Limited Recourse Capital Notes 4,5
Series 1	July 29, 2021	3.6	Semi-annual	2.747	October 31, 2026	Series 26
Series 2	September 14, 2022	7.283	Semi-annual	4.10	October 31, 2027	Series 29

Series 3 6	October 17, 2022	8.125	Quarterly	4.08	October 31, 2027	Series 30

1
Non-cumulative
preferred dividends for each series are payable as and when declared by the Board of Directors. The dividend rate of the Rate Reset Preferred Shares will reset on the next earliest optional redemption/conversion date and every 5 years thereafter to equal the then
5-year
Government of Canada bond yield plus the noted reset spread. If converted into a series of floating rate preferred shares, the dividend rate for the quarterly period will be equal to the then
90-day
Government of Canada Treasury bill yield plus the noted reset spread unless otherwise stated.

2
Subject to regulatory consent and unless otherwise stated, preferred shares are redeemable on the next earliest optional redemption date as noted and every 5 years thereafter. Preferred Shares, except Series 27 and Series 28, are convertible into the corresponding series of floating rate preferred shares on the conversion date noted and every 5 years thereafter if not redeemed. If converted, the holders have the option to convert back to the original series of preferred shares every 5 years.

3
On April 18, 2023, the Bank announced that none of its 14 million
Non-Cumulative
5-Year
Rate Reset Preferred Shares NVCC, Series 18 (“Series 18 Shares”) would be converted on April 30, 2023 into
Non-Cumulative
Floating Rate Preferred Shares NVCC, Series 19 (“Series 19 Shares”). As had been previously announced on March 31, 2023, the dividend rate for the Series 18 Shares for the
5-year
period from and including April 30, 2023 to but excluding April 30, 2028, if declared, is payable at a per annum rate of 5.747%.

4
LRCN Preferred Share Series 26 and Series 29 were issued at a price of $1,000 per share and LRCN Preferred Share Series 30 was issued at a price of US$1,000 per share. The LRCN Preferred Shares are eliminated on the Bank’s consolidated balance sheet.

5
LRCNs may be redeemed at the option of the Bank, with the prior written approval of OSFI, in whole or in part on prior notice by the Bank as of the earliest redemption date and each optional redemption date thereafter. Unless otherwise stated, the interest rate on the LRCNs will reset on the next earliest optional redemption date and every 5 years thereafter to equal the then
5-year
Government of Canada bond yield plus the noted reset spread.

6
LRCN Series 3 is denominated in U.S. dollars. The interest rate on LRCN Series 3 will reset on the next interest reset date and every 5 years thereafter to equal the then
5-year
U.S. Treasury yield plus the noted reset spread.

NVCC Provision
If an NVCC trigger event were to occur, for all series of Class A First Preferred Shares excluding the preferred shares issued with respect to LRCNs, the maximum number of common shares that could be issued, assuming there are no declared and unpaid dividends on the respective series of preferred shares at the time of conversion, would be 1.0 billion in aggregate.
The LRCNs, by virtue of the recourse to the preferred shares held in the Limited Recourse Trust, include NVCC provisions. For LRCNs, if an NVCC trigger were to occur, the maximum number of common shares that could be issued, assuming there are no declared and unpaid dividends on the preferred shares series issued in connection with such LRCNs, would be 1.1 billion in aggregate.
For NVCC subordinated notes and debentures, if an NVCC trigger event were to occur, the maximum number of common shares that could be issued, assuming there is no accrued and unpaid interest on the respective subordinated notes and debentures, would be 2.7 billion in aggregate.
DIVIDEND RESTRICTIONS
The Bank is prohibited by the Bank Act (Canada) from declaring dividends on its preferred or common shares if there are reasonable grounds for believing that the Bank is, or the payment would cause the Bank to be, in contravention of the capital adequacy and liquidity regulations of the Bank Act (Canada) or directions of OSFI. The Bank does not anticipate that this condition will restrict it from paying dividends in the normal course of business. In addition, the ability to pay dividends on common shares without the approval of the holders of the outstanding preferred shares is restricted unless all dividends on the preferred shares have been declared and paid or set apart for payment. Currently, these limitations do not restrict the payment of dividends on common shares or preferred shares.
DIVIDENDS
On November 29, 2023, the Board approved a dividend in an amount of one dollar and two cents ($1.02) per fully paid common share in the capital stock of the Bank for the quarter ending January 31, 2024, payable on and after January 31, 2024, to shareholders of record at the close of business on January 10, 2024.
DIVIDEND REINVESTMENT PLAN
The Bank offers a dividend reinvestment plan for its common shareholders. Participation in the plan is optional and under the terms of the plan, cash dividends on common shares are used to purchase additional common shares. At the option of the Bank, the common shares may be issued from treasury at an average market price based on the last five trading days before the date of the dividend payment, with a discount of between 0% to 5% at the Bank’s discretion or purchased from the open market at market price.
During the year ended October 31, 2023, under the dividend reinvestment plan, the Bank issued 3.7 million common shares from treasury with no
discount and 16.8 million common shares with a 2% discount. During the year ended October 31, 2022, under the dividend reinvestment plan, the Bank issued 2.5 million common shares from treasury with no
discount and 14.5 million common shares with a 2% discount.

NORMAL COURSE ISSUER BID
On June 21, 2023, the Bank announced that the Toronto Stock Exchange (TSX) and OSFI approved the Bank’s previously announced normal course issuer bid (NCIB) to repurchase for cancellation up to

30
 million
of its common shares (June NCIB).
On August 28, 2023, the Bank announced that the
TSX
and OSFI had approved the launch of a new NCIB to repurchase for cancellation up to
90 million
of its common shares (August NCIB) upon completion of the repurchase for cancellation of
30 million
of its common shares under the June NCIB.
 The June NCIB terminated on August 30, 2023 and the August NCIB commenced on August 31, 2023.
During the year ended October 31, 2023, the Bank
repurchased 52 million
common shares under the June NCIB and the August NCIB, at an average price of $82.356 per share for a total amount of $4.3 billion.